NUVEEN NWQ GLOBAL EQUITY INCOME FUND

NUVEEN NWQ INTERNATIONAL VALUE FUND

NUVEEN NWQ MULTI-CAP VALUE FUND

NUVEEN NWQ LARGE-CAP VALUE FUND

NUVEEN NWQ SMALL/MID-CAP VALUE FUND

NUVEEN NWQ SMALL-CAP VALUE FUND

SUPPLEMENT DATED AUGUST 5, 2021

TO THE PROSPECTUS DATED OCTOBER 28, 2020

1.	Effective October 29, 2021, the Funds will be renamed as follows:

Current Fund Name	New Fund Name
Nuveen NWQ Global Equity Income Fund	Nuveen Global Equity Income Fund
Nuveen NWQ International Value Fund	Nuveen International Value Fund
Nuveen NWQ Multi-Cap Value Fund	Nuveen Multi Cap Value Fund
Nuveen NWQ Large-Cap Value Fund	Nuveen Large Cap Value Fund
Nuveen NWQ Small/Mid-Cap Value Fund	Nuveen Small/Mid Cap Value Fund
Nuveen NWQ Small-Cap Value Fund	Nuveen Small Cap Value Opportunities Fund

2.

The Board of Trustees of Nuveen Investment Trust and Nuveen Investment Trust II has approved amended and restated sub-advisory agreements, effective on December 31, 2021, between Nuveen Fund Advisors, LLC (“NFAL”), as investment adviser of the Funds, and Nuveen Asset Management, LLC (“NAM”), pursuant to which NAM will replace NWQ Investment Management Company, LLC (“NWQ”) as the Funds’ sub-adviser. NAM and NWQ are both affiliates of NFAL and are subsidiaries of Nuveen, LLC.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-NWQP-0821P

NUVEEN NWQ GLOBAL EQUITY INCOME FUND

NUVEEN NWQ MULTI-CAP VALUE FUND

NUVEEN NWQ LARGE-CAP VALUE FUND

NUVEEN NWQ SMALL/MID-CAP VALUE FUND

NUVEEN NWQ SMALL-CAP VALUE FUND

SUPPLEMENT DATED AUGUST 5, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 28, 2020

1.	Effective October 29, 2021, the Funds will be renamed as follows:

Current Fund Name	New Fund Name
Nuveen NWQ Global Equity Income Fund	Nuveen Global Equity Income Fund
Nuveen NWQ Multi-Cap Value Fund	Nuveen Multi Cap Value Fund
Nuveen NWQ Large-Cap Value Fund	Nuveen Large Cap Value Fund
Nuveen NWQ Small/Mid-Cap Value Fund	Nuveen Small/Mid Cap Value Fund
Nuveen NWQ Small-Cap Value Fund	Nuveen Small Cap Value Opportunities Fund

2.

The Board of Trustees of Nuveen Investment Trust has approved amended and restated sub-advisory agreements, effective on December 31, 2021, between Nuveen Fund Advisors, LLC (“NFAL”), as investment adviser of the Funds, and Nuveen Asset Management, LLC (“NAM”), pursuant to which NAM will replace NWQ Investment Management Company, LLC (“NWQ”) as the Funds’ sub-adviser. NAM and NWQ are both affiliates of NFAL and are subsidiaries of Nuveen, LLC.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NWQSAI-0821P